Share-based compensation - Assumptions Used in Determining Fair Value & Early exercise of Stock Options (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	95.50%	87.10%	88.40%
Risk-free interest rate	1.20%	2.40%	2.00%
Expected term	6 years 22 days	5 years 6 months 26 days	5 years 9 months
Proceeds from unvested early exercised options recognized	$ 42,000		$ 76,000
Interest income	$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested balance at January 1, 2020	494,603
Vested	(144,233)		(504,266)
Granted and early exercised			998,869
Unvested balance at September 30, 2020	350,370		494,603
Unvested and vested subject to promissory notes			901,479